Summary of Significant Accounting Policies - Schedule of Depreciation Charged to Allocate Cost of Assets, Over their Estimated Useful Lives (Details)	12 Months Ended
Mar. 31, 2025
Computer equipment [Member]
Schedule of Depreciation Charged to Allocate Cost of Assets, Over their Estimated Useful Lives [Line Items]
Depreciation over estimated useful lives	4 years straight line
Motor Vehicles [Member]
Schedule of Depreciation Charged to Allocate Cost of Assets, Over their Estimated Useful Lives [Line Items]
Depreciation over estimated useful lives	8 years straight line
Furniture and Fittings [Member]
Schedule of Depreciation Charged to Allocate Cost of Assets, Over their Estimated Useful Lives [Line Items]
Depreciation over estimated useful lives	4 years straight line
Machinery and equipment [Member]
Schedule of Depreciation Charged to Allocate Cost of Assets, Over their Estimated Useful Lives [Line Items]
Depreciation over estimated useful lives	8 years straight line